Share-based Payments - Summary of non-vested stock award activity (Detail) - Non-vested [member]	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-vested at January 1	153,921	211,205	271,904
Granted	137,799	28,201	28,947
Vested	(132,880)	(83,409)	(80,170)
Forfeited	(1,017)	(2,076)	(9,476)
Non-vested at December 31	157,823	153,921	211,205